Trade and Other Receivables - Schedule of Unimpaired Past Due Trade Receivables (Detail) - Trade Receivables [Member] - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are past due but not impaired [Line Items]
Trade Receivables Past Due but not Impaired	$ 5,535,301	$ 5,178,445
Less than 90 days [Member]
Disclosure of financial assets that are past due but not impaired [Line Items]
Trade Receivables Past Due but not Impaired	4,601,076	3,670,172
Between Three and Six Months [Member]
Disclosure of financial assets that are past due but not impaired [Line Items]
Trade Receivables Past Due but not Impaired	46,499	386,333
Between Six and Twelve Months [Member]
Disclosure of financial assets that are past due but not impaired [Line Items]
Trade Receivables Past Due but not Impaired	$ 887,726	$ 1,121,940